Document and Entity Information	Nov. 07, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	Atara Biotherapeutics, Inc.
Entity Central Index Key	0001604464
Entity Emerging Growth Company	false
Entity File Number	001-36548
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-0920988
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	278-8930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, par value $0.0001 per share
Trading Symbol	ATRA
Name of Each Exchange on Which Registered	NASDAQ